PROPERTY AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 804,267		¥ 27,166,747
Depreciation Expenses	$ 110,294	¥ 17,294,135